Financial instruments - Liquidity risk (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Suppliers
Liquidity risk
Contractual obligations	$ 59,826
Suppliers | 1 year
Liquidity risk
Contractual obligations	59,826
Accounts payable
Liquidity risk
Contractual obligations	11,326
Accounts payable | 1 year
Liquidity risk
Contractual obligations	11,326
Loans and export prepayment
Liquidity risk
Contractual obligations	200,684
Loans and export prepayment | 1 year
Liquidity risk
Contractual obligations	28,907
Loans and export prepayment | 1-3 years
Liquidity risk
Contractual obligations	166,299
Loans and export prepayment | 4-5 years
Liquidity risk
Contractual obligations	5,478
Lease liability
Liquidity risk
Contractual obligations	5,727
Lease liability | 1 year
Liquidity risk
Contractual obligations	2,132
Lease liability | 1-3 years
Liquidity risk
Contractual obligations	2,827
Lease liability | 4-5 years
Liquidity risk
Contractual obligations	245
Lease liability | More than 5 years
Liquidity risk
Contractual obligations	$ 523